Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Class of Stock Disclosures [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

On August 13, 2025, the Company sold 15,000,000 Public Units at a purchase price of $10.00 per Public Unit. Each Public Unit that the Company is offering has a price of $10.00 and consists of one Class A ordinary share and right to receive one-tenth (1/10) of a Class A ordinary share upon the consummation of an initial Business Combination. Each ten rights entitle the holder thereof to receive one Class A ordinary share at the closing of an initial Business Combination. The Company will not issue fractional Class A ordinary shares. As a result, holders must hold rights in multiples of ten in order to receive shares for all of their rights upon closing of an initial Business Combination. The Company’s underwriters fully exercised their over-allotment option to purchase an additional 2,250,000 Public Units at $10.00 per unit in full on August 15, 2025. The over-allotment units were delivered to the underwriters in connection with the closing on August 19, 2025, generating an additional $22,500,000 of proceeds which were deposited into the Trust Account.

Note 3 — Initial Public Offering

On August 13, 2025, the Company sold 15,000,000 Public Units at a purchase price of $10.00 per Public Unit. Each Public Unit that the Company is offering has a price of $10.00 and consists of one Class A ordinary share and right to receive one-tenth (1/10) of a Class A ordinary share upon the consummation of an initial Business Combination. Each ten rights entitle the holder thereof to receive one Class A ordinary share at the closing of an initial Business Combination. The Company will not issue fractional Class A ordinary shares. As a result, holders must hold rights in multiples of ten in order to receive shares for all of their rights upon closing of an initial Business Combination. The Company’s underwriters fully exercised their over-allotment option to purchase an additional 2,250,000 Public Units at $10.00 per unit in full on August 15, 2025. The over-allotment units were delivered to the underwriters in connection with the closing on August 19, 2025, generating an additional $22,500,000 of proceeds which were deposited into the Trust Account